Summary of Significant Accounting Policies - Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Inventory write-downs and losses on inventory purchase commitments	¥ 234,769	¥ 1,112,015	¥ 51,256